Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(1)	17,212	$ 3,870,118
Curtiss-Wright Corp.	9,753	1,719,064
Hexcel Corp.	21,629	1,476,179
Mercury Systems, Inc.(1)	14,832	758,212
Woodward, Inc.	15,206	1,480,608
		$ 9,304,181
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	30,505	$ 1,539,282
		$1,539,282
Automobile Components — 1.8%
Adient PLC(1)	24,383	$998,728
Autoliv, Inc.	19,748	1,843,673
Dana, Inc.	32,811	493,805
Fox Factory Holding Corp.(1)	10,869	1,319,170
Gentex Corp.	59,721	1,673,980
Goodyear Tire & Rubber Co. (The)(1)	72,729	801,474
Lear Corp.	15,054	2,099,882
Visteon Corp.(1)	7,232	1,134,195
		$10,364,907
Automobiles — 0.4%
Harley-Davidson, Inc.	34,206	$1,298,802
Thor Industries, Inc.	13,625	1,085,095
		$2,383,897
Banks — 5.9%
Associated Banc-Corp.	38,279	$688,256
Bank of Hawaii Corp.(2)	10,334	538,195
Bank OZK	28,042	959,036
Cadence Bank	46,924	974,142
Cathay General Bancorp	18,519	639,276
Columbia Banking System, Inc.	53,557	1,147,191
Commerce Bancshares, Inc.	28,959	1,689,758
Cullen/Frost Bankers, Inc.	16,385	1,725,996
East West Bancorp, Inc.	35,883	1,991,506
F.N.B. Corp.	91,770	1,064,532
First Financial Bankshares, Inc.	33,046	1,054,167
First Horizon Corp.	136,612	2,428,961
Fulton Financial Corp.	43,627	602,925
Glacier Bancorp, Inc.	28,202	1,184,766
Hancock Whitney Corp.	22,044	802,402
Home BancShares, Inc.	48,166	1,045,684
Security	Shares	Value
Banks (continued)
International Bancshares Corp.	13,606	$ 582,609
New York Community Bancorp, Inc.	175,071	1,582,642
Old National Bancorp	75,324	1,086,172
PacWest Bancorp	30,690	298,614
Pinnacle Financial Partners, Inc.	19,652	1,084,004
Prosperity Bancshares, Inc.	23,458	1,443,136
SouthState Corp.	19,271	1,373,251
Synovus Financial Corp.	37,385	1,152,580
Texas Capital Bancshares, Inc.(1)	12,278	601,131
UMB Financial Corp.	11,181	645,367
United Bankshares, Inc.	34,183	1,203,242
Valley National Bancorp	108,078	998,641
Webster Financial Corp.	44,300	1,746,306
Wintrust Financial Corp.	15,470	1,128,537
		$33,463,025
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(1)(2)	2,400	$788,880
Celsius Holdings, Inc.(1)	10,455	971,688
Coca-Cola Consolidated, Inc.	1,200	642,096
		$2,402,664
Biotechnology — 1.5%
Arrowhead Pharmaceuticals, Inc.(1)	27,245	$692,023
Exelixis, Inc.(1)	82,767	1,606,508
Halozyme Therapeutics, Inc.(1)	34,423	1,314,614
Neurocrine Biosciences, Inc.(1)	24,590	2,489,000
United Therapeutics Corp.(1)	11,603	2,598,608
		$8,700,753
Broadline Retail — 0.6%
Kohl's Corp.	28,127	$662,110
Macy's, Inc.	69,021	1,207,177
Nordstrom, Inc.	28,759	467,909
Ollie's Bargain Outlet Holdings, Inc.(1)	14,947	866,029
		$3,203,225
Building Products — 3.1%
Advanced Drainage Systems, Inc.	15,924	$1,340,960
Builders FirstSource, Inc.(1)	37,469	3,326,498
Carlisle Cos., Inc.	13,166	2,976,438
Fortune Brands Innovations, Inc.	32,649	1,917,476
Lennox International, Inc.	8,217	2,064,768
Owens Corning	23,792	2,279,273
Simpson Manufacturing Co., Inc.	10,845	1,189,046
Trex Co., Inc.(1)	27,938	1,359,742

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
UFP Industries, Inc.	15,692	$ 1,247,043
		$ 17,701,244
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	9,590	$ 1,365,808
Evercore, Inc., Class A	9,097	1,049,612
Federated Hermes, Inc., Class B	21,777	874,129
Interactive Brokers Group, Inc., Class A	26,190	2,162,246
Janus Henderson Group PLC	34,082	907,944
Jefferies Financial Group, Inc.	46,062	1,462,008
SEI Investments Co.	25,958	1,493,883
Stifel Financial Corp.	26,820	1,584,794
		$10,900,424
Chemicals — 2.9%
Ashland, Inc.	12,809	$1,315,612
Avient Corp.	21,983	904,820
Axalta Coating Systems, Ltd.(1)	56,161	1,701,117
Cabot Corp.	14,479	1,109,671
Chemours Co. (The)	37,764	1,130,654
Ingevity Corp.(1)	8,943	639,603
NewMarket Corp.	1,704	621,926
Olin Corp.	31,324	1,738,482
RPM International, Inc.	32,864	2,867,055
Scotts Miracle-Gro Co. (The), Class A(2)	10,566	736,873
Sensient Technologies Corp.	10,702	819,345
Valvoline, Inc.	43,772	1,529,394
Westlake Corp.	8,895	1,031,642
		$16,146,194
Commercial Services & Supplies — 1.2%
Brink's Co. (The)	11,825	$789,910
Clean Harbors, Inc.(1)	12,803	1,825,196
MSA Safety, Inc.	9,458	1,262,643
Stericycle, Inc.(1)	23,706	1,033,819
Tetra Tech, Inc.	13,550	1,990,630
		$6,902,198
Communications Equipment — 0.7%
Calix, Inc.(1)	14,600	$782,414
Ciena Corp.(1)	37,784	1,984,416
Lumentum Holdings, Inc.(1)	17,439	941,880
		$3,708,710
Construction & Engineering — 1.9%
AECOM	35,374	$2,982,736
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	12,132	$ 1,972,542
Fluor Corp.(1)	36,540	1,129,451
MasTec, Inc.(1)	15,242	1,439,454
MDU Resources Group, Inc.	51,770	1,577,950
Valmont Industries, Inc.	5,431	1,734,010
		$ 10,836,143
Construction Materials — 0.2%
Eagle Materials, Inc.	9,178	$ 1,346,872
		$1,346,872
Consumer Finance — 0.4%
FirstCash Holdings, Inc.	9,546	$910,402
Navient Corp.	25,815	412,782
SLM Corp.	61,278	759,234
		$2,082,418
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(1)	34,225	$2,603,496
Casey's General Stores, Inc.	9,486	2,053,340
Grocery Outlet Holding Corp.(1)	22,915	647,578
Performance Food Group Co.(1)	39,751	2,398,575
Sprouts Farmers Market, Inc.(1)	26,948	943,988
US Foods Holding Corp.(1)	52,101	1,924,611
		$10,571,588
Containers & Packaging — 0.9%
AptarGroup, Inc.	16,620	$1,964,318
Greif, Inc., Class A	6,627	419,953
Silgan Holdings, Inc.	21,542	1,156,159
Sonoco Products Co.	25,076	1,529,636
		$5,070,066
Diversified Consumer Services — 1.0%
Graham Holdings Co., Class B	999	$595,244
Grand Canyon Education, Inc.(1)	7,938	904,138
H&R Block, Inc.	38,767	1,366,537
Service Corp. International	39,157	2,693,219
		$5,559,138
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.(1)	56,760	$1,292,425
Iridium Communications, Inc.	31,987	1,980,955
		$3,273,380

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 1.3%
ALLETE, Inc.	14,553	$ 936,777
Hawaiian Electric Industries, Inc.	28,153	1,081,075
IDACORP, Inc.	13,002	1,408,507
OGE Energy Corp.	50,969	1,919,493
PNM Resources, Inc.	22,074	1,074,562
Portland General Electric Co.	22,951	1,122,074
		$ 7,542,488
Electrical Equipment — 2.1%
Acuity Brands, Inc.	8,160	$1,491,077
EnerSys	10,456	908,417
Hubbell, Inc.	13,646	3,320,208
nVent Electric PLC	42,410	1,821,085
Regal Rexnord Corp.	16,841	2,370,034
SunPower Corp.(1)(2)	22,000	304,480
Sunrun, Inc.(1)	54,905	1,106,336
Vicor Corp.(1)	5,734	269,154
		$11,590,791
Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics, Inc.(1)	14,838	$1,852,821
Avnet, Inc.	23,264	1,051,533
Belden, Inc.	10,898	945,619
Cognex Corp.	44,025	2,181,439
Coherent Corp.(1)	35,378	1,347,194
IPG Photonics Corp.(1)	8,185	1,009,292
Jabil, Inc.	33,930	2,991,269
Littelfuse, Inc.	6,302	1,689,503
National Instruments Corp.	33,241	1,742,161
Novanta, Inc.(1)	9,166	1,458,219
TD SYNNEX Corp.	10,799	1,045,235
Vishay Intertechnology, Inc.	33,607	760,190
Vontier Corp.	40,619	1,110,524
		$19,184,999
Energy Equipment & Services — 0.7%
ChampionX Corp.	50,570	$1,371,964
NOV, Inc.	100,002	1,851,037
Valaris, Ltd.(1)	15,312	996,199
		$4,219,200
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	11,035	$1,007,054
		$1,007,054
Security	Shares	Value
Financial Services — 1.5%
Essent Group, Ltd.	27,697	$ 1,109,265
Euronet Worldwide, Inc.(1)	12,113	1,355,445
MGIC Investment Corp.	74,703	1,002,514
Voya Financial, Inc.	24,695	1,764,705
Western Union Co. (The)	95,087	1,060,220
WEX, Inc.(1)	11,098	2,040,811
		$ 8,332,960
Food Products — 1.4%
Darling Ingredients, Inc.(1)	40,802	$2,382,837
Flowers Foods, Inc.	48,914	1,340,733
Ingredion, Inc.	16,850	1,714,150
Lancaster Colony Corp.	5,101	1,034,891
Pilgrim's Pride Corp.(1)	11,680	270,742
Post Holdings, Inc.(1)	13,650	1,226,726
		$7,970,079
Gas Utilities — 1.4%
National Fuel Gas Co.	23,525	$1,358,334
New Jersey Resources Corp.	24,747	1,316,540
ONE Gas, Inc.	13,923	1,103,119
Southwest Gas Holdings, Inc.	16,594	1,036,295
Spire, Inc.	13,377	938,263
UGI Corp.	53,350	1,854,446
		$7,606,997
Ground Transportation — 1.9%
Avis Budget Group, Inc.(1)	6,334	$1,233,863
Hertz Global Holdings, Inc.(1)	41,040	668,542
Knight-Swift Transportation Holdings, Inc.	40,911	2,314,744
Landstar System, Inc.	9,146	1,639,512
Ryder System, Inc.	12,793	1,141,647
Saia, Inc.(1)	6,737	1,833,003
Werner Enterprises, Inc.	15,168	689,992
XPO, Inc.(1)	29,585	943,762
		$10,465,065
Health Care Equipment & Supplies — 3.5%
Enovis Corp.(1)	12,261	$655,841
Envista Holdings Corp.(1)	41,548	1,698,482
Globus Medical, Inc., Class A(1)	20,034	1,134,726
Haemonetics Corp.(1)	12,843	1,062,758
ICU Medical, Inc.(1)	5,163	851,688
Inari Medical, Inc.(1)	12,357	762,921
Integra LifeSciences Holdings Corp.(1)	18,683	1,072,591
Lantheus Holdings, Inc.(1)	17,700	1,461,312

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
LivaNova PLC(1)	13,771	$ 600,140
Masimo Corp.(1)	12,312	2,272,057
Neogen Corp.(1)	55,790	1,033,231
Omnicell, Inc.(1)	11,549	677,580
Penumbra, Inc.(1)	9,669	2,694,654
QuidelOrtho Corp.(1)	13,619	1,213,317
Shockwave Medical, Inc.(1)	9,201	1,995,053
STAAR Surgical Co.(1)	12,354	790,038
		$19,976,389
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(1)	23,161	$1,673,382
Amedisys, Inc.(1)	8,343	613,628
Chemed Corp.	3,786	2,035,921
Encompass Health Corp.	25,660	1,388,206
HealthEquity, Inc.(1)	21,697	1,273,831
Option Care Health, Inc.(1)	42,604	1,353,529
Patterson Cos., Inc.	22,300	596,971
Progyny, Inc.(1)	19,181	616,094
R1 RCM, Inc.(1)	35,458	531,870
Tenet Healthcare Corp.(1)	27,746	1,648,667
		$11,732,099
Health Care REITs — 1.1%
Healthcare Realty Trust, Inc.	96,888	$1,872,845
Medical Properties Trust, Inc.	154,047	1,266,266
Omega Healthcare Investors, Inc.	59,637	1,634,650
Physicians Realty Trust(2)	58,872	878,959
Sabra Health Care REIT, Inc.	59,399	683,089
		$6,335,809
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	57,824	$714,705
		$714,705
Hotels, Restaurants & Leisure — 3.3%
Aramark	66,322	$2,374,328
Boyd Gaming Corp.	20,195	1,294,903
Choice Hotels International, Inc.	7,173	840,604
Churchill Downs, Inc.	8,380	2,154,079
Hilton Grand Vacations, Inc.(1)	20,211	897,975
Light & Wonder, Inc., Class A(1)	23,848	1,432,073
Marriott Vacations Worldwide Corp.	9,756	1,315,694
Papa John's International, Inc.	8,325	623,792
Penn Entertainment, Inc.(1)	39,491	1,171,303
Texas Roadhouse, Inc.	17,035	1,840,802
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	21,036	$ 824,611
Wendy's Co. (The)	43,782	953,572
Wingstop, Inc.	7,693	1,412,281
Wyndham Hotels & Resorts, Inc.	22,486	1,525,675
		$ 18,661,692
Household Durables — 1.5%
Helen of Troy, Ltd.(1)	6,230	$ 592,909
KB Home	20,781	834,981
Leggett & Platt, Inc.	34,106	1,087,299
Taylor Morrison Home Corp.(1)	27,583	1,055,325
Tempur Sealy International, Inc.	43,381	1,713,116
Toll Brothers, Inc.	26,179	1,571,525
TopBuild Corp.(1)	8,140	1,694,260
		$8,549,415
Household Products — 0.1%
Energizer Holdings, Inc.	17,055	$591,809
		$591,809
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	13,408	$1,136,596
		$1,136,596
Industrial REITs — 1.2%
EastGroup Properties, Inc.	11,094	$1,834,060
First Industrial Realty Trust, Inc.	33,639	1,789,595
Rexford Industrial Realty, Inc.	48,145	2,871,849
		$6,495,504
Insurance — 3.8%
American Financial Group, Inc.	17,786	$2,160,999
Brighthouse Financial, Inc.(1)	17,382	766,720
CNO Financial Group, Inc.	29,420	652,830
First American Financial Corp.	26,360	1,467,198
Hanover Insurance Group, Inc. (The)	9,164	1,177,574
Kemper Corp.	16,421	897,572
Kinsale Capital Group, Inc.	5,537	1,661,931
Old Republic International Corp.	70,225	1,753,518
Primerica, Inc.	9,394	1,618,023
Reinsurance Group of America, Inc.	16,975	2,253,601
RenaissanceRe Holdings, Ltd.	11,130	2,229,784
RLI Corp.	10,384	1,380,137
Selective Insurance Group, Inc.	15,515	1,479,045
Unum Group	47,608	1,883,372
		$21,382,304

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(1)	26,791	$ 532,069
Ziff Davis, Inc.(1)	12,136	947,215
		$ 1,479,284
IT Services — 0.1%
Kyndryl Holdings, Inc.(1)	52,486	$ 774,693
		$ 774,693
Leisure Products — 1.1%
Brunswick Corp.	18,459	$ 1,513,638
Mattel, Inc.(1)	90,847	1,672,493
Polaris, Inc.	13,870	1,534,438
Topgolf Callaway Brands Corp.(1)	35,638	770,494
YETI Holdings, Inc.(1)	22,180	887,200
		$6,378,263
Life Sciences Tools & Services — 1.4%
Azenta, Inc.(1)	17,593	$785,000
Bruker Corp.	25,463	2,007,503
Medpace Holdings, Inc.(1)	6,457	1,214,239
Repligen Corp.(1)	13,146	2,213,260
Sotera Health Co.(1)	25,498	456,669
Syneos Health, Inc.(1)	26,400	940,368
		$7,617,039
Machinery — 4.6%
AGCO Corp.	15,763	$2,131,158
Chart Industries, Inc.(1)	10,773	1,350,934
Crane Holdings Co.	12,263	1,391,851
Donaldson Co., Inc.	30,980	2,024,233
Esab Corp.	13,301	785,690
Flowserve Corp.	33,611	1,142,774
Graco, Inc.	42,905	3,132,494
ITT, Inc.	21,054	1,816,960
Lincoln Electric Holdings, Inc.	14,699	2,485,601
Middleby Corp. (The)(1)	13,718	2,011,196
Oshkosh Corp.	16,812	1,398,422
Terex Corp.	17,436	843,554
Timken Co. (The)	16,853	1,377,227
Toro Co. (The)	26,649	2,962,303
Watts Water Technologies, Inc., Class A	7,022	1,181,943
		$26,036,340
Marine Transportation — 0.2%
Kirby Corp.(1)	15,405	$1,073,729
		$1,073,729
Security	Shares	Value
Media — 1.0%
Cable One, Inc.	1,227	$ 861,354
John Wiley & Sons, Inc., Class A	11,053	428,525
New York Times Co. (The), Class A	41,914	1,629,616
Nexstar Media Group, Inc., Class A	9,600	1,657,536
TEGNA, Inc.	57,378	970,262
		$ 5,547,293
Metals & Mining — 2.6%
Alcoa Corp.	45,054	$ 1,917,498
Cleveland-Cliffs, Inc.(1)	131,188	2,404,676
Commercial Metals Co.	29,818	1,458,100
MP Materials Corp.(1)	23,741	669,259
Reliance Steel & Aluminum Co.	14,942	3,836,209
Royal Gold, Inc.	16,712	2,167,714
United States Steel Corp.	57,690	1,505,709
Worthington Industries, Inc.	7,769	502,266
		$14,461,431
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	119,224	$2,278,371
Starwood Property Trust, Inc.(2)	78,815	1,394,237
		$3,672,608
Multi-Utilities — 0.3%
Black Hills Corp.	16,757	$1,057,367
NorthWestern Corp.	14,953	865,180
		$1,922,547
Office REITs — 0.7%
Corporate Office Properties Trust	28,621	$678,604
Cousins Properties, Inc.	38,874	831,126
Douglas Emmett, Inc.	45,207	557,402
Highwoods Properties, Inc.	26,785	621,144
Kilroy Realty Corp.	27,050	876,420
Vornado Realty Trust	41,500	637,855
		$4,202,551
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	86,003	$902,171
Antero Resources Corp.(1)	70,297	1,623,158
Chord Energy, Corp.	10,592	1,425,683
CNX Resources Corp.(1)	43,312	693,858
DT Midstream, Inc.	24,877	1,228,177
Equitrans Midstream Corp.	111,300	643,314
HF Sinclair Corp.	34,239	1,656,483
Matador Resources Co.	28,578	1,361,742

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	37,580	$ 1,389,708
PBF Energy, Inc., Class A	29,300	1,270,448
PDC Energy, Inc.	23,459	1,505,599
Range Resources Corp.	61,516	1,628,329
Southwestern Energy Co.(1)	280,954	1,404,770
		$ 16,733,440
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	18,252	$ 989,441
		$989,441
Passenger Airlines — 0.1%
JetBlue Airways Corp.(1)	84,241	$613,274
		$613,274
Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	34,006	$1,156,204
Coty, Inc., Class A(1)	94,604	1,140,924
		$2,297,128
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(1)	16,030	$2,345,670
Perrigo Co. PLC	34,620	1,241,819
		$3,587,489
Professional Services — 3.1%
ASGN, Inc.(1)	12,704	$1,050,240
CACI International, Inc., Class A(1)	5,985	1,773,236
Concentrix Corp.	10,975	1,334,011
ExlService Holdings, Inc.(1)	8,500	1,375,555
Exponent, Inc.	13,000	1,295,970
FTI Consulting, Inc.(1)	8,764	1,729,575
Genpact, Ltd.	42,844	1,980,250
Insperity, Inc.	9,058	1,101,000
KBR, Inc.	34,928	1,922,786
ManpowerGroup, Inc.	12,871	1,062,244
MAXIMUS, Inc.	15,572	1,225,516
Science Applications International Corp.	13,908	1,494,554
		$17,344,937
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.(1)	12,083	$1,757,956
		$1,757,956
Residential REITs — 0.4%
Apartment Income REIT Corp.	37,865	$1,355,945
Security	Shares	Value
Residential REITs (continued)
Independence Realty Trust, Inc.	57,724	$ 925,316
		$ 2,281,261
Retail REITs — 1.5%
Agree Realty Corp.	22,549	$ 1,547,087
Brixmor Property Group, Inc.	77,067	1,658,482
Kite Realty Group Trust	56,350	1,178,842
Macerich Co. (The)	55,274	585,904
National Retail Properties, Inc.	46,256	2,042,203
Spirit Realty Capital, Inc.	35,555	1,416,511
		$8,429,029
Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc.(1)	16,834	$807,864
Amkor Technology, Inc.	25,837	672,279
Cirrus Logic, Inc.(1)	14,068	1,538,758
Lattice Semiconductor Corp.(1)	34,893	3,332,281
MACOM Technology Solutions Holdings, Inc.(1)	13,000	920,920
MKS Instruments, Inc.	14,706	1,303,246
Power Integrations, Inc.	14,508	1,227,957
Silicon Laboratories, Inc.(1)	8,121	1,421,906
SiTime Corp.(1)	4,073	579,303
Synaptics, Inc.(1)	10,030	1,114,834
Universal Display Corp.	11,064	1,716,358
Wolfspeed, Inc.(1)(2)	31,675	2,057,291
		$16,692,997
Software — 2.6%
ACI Worldwide, Inc.(1)	28,609	$771,871
Aspen Technology, Inc.(1)	7,420	1,698,215
Blackbaud, Inc.(1)	11,456	793,901
Commvault Systems, Inc.(1)	11,523	653,815
Dynatrace, Inc.(1)	55,191	2,334,579
Envestnet, Inc.(1)	14,085	826,367
Manhattan Associates, Inc.(1)	15,910	2,463,664
NCR Corp.(1)	35,695	842,045
Paylocity Holding Corp.(1)	10,507	2,088,581
Qualys, Inc.(1)	8,801	1,144,306
Teradata Corp.(1)	25,917	1,043,937
		$14,661,281
Specialized REITs — 2.1%
CubeSmart	57,173	$2,642,536
EPR Properties	19,292	735,025
Lamar Advertising Co., Class A	22,216	2,219,156
Life Storage, Inc.	21,639	2,836,657

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
National Storage Affiliates Trust	21,513	$ 898,813
PotlatchDeltic Corp.	20,728	1,026,036
Rayonier, Inc.	37,656	1,252,439
		$ 11,610,662
Specialty Retail — 2.8%
AutoNation, Inc.(1)	8,708	$ 1,170,007
Dick's Sporting Goods, Inc.	15,235	2,161,694
Five Below, Inc.(1)	14,133	2,910,974
Foot Locker, Inc.	20,194	801,500
GameStop Corp., Class A(1)	64,359	1,481,544
Gap, Inc. (The)	55,078	552,983
Lithia Motors, Inc., Class A	6,960	1,593,353
Murphy USA, Inc.	5,094	1,314,507
RH(1)	4,756	1,158,324
Victoria's Secret & Co.(1)	20,981	716,501
Williams-Sonoma, Inc.	16,947	2,061,772
		$15,923,159
Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc.(1)	12,000	$1,278,600
Xerox Holdings Corp.	28,806	443,612
		$1,722,212
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings, Ltd.(1)	32,004	$1,504,188
Carter's, Inc.	9,854	708,700
Columbia Sportswear Co.	9,102	821,365
Crocs, Inc.(1)	15,719	1,987,510
Deckers Outdoor Corp.(1)	6,711	3,016,930
PVH Corp.	16,133	1,438,418
Skechers USA, Inc., Class A(1)	34,168	1,623,663
Under Armour, Inc., Class A(1)	48,590	461,119
Under Armour, Inc., Class C(1)	48,262	411,675
		$11,973,568
Trading Companies & Distributors — 1.1%
GATX Corp.	9,078	$998,762
MSC Industrial Direct Co., Inc., Class A	12,172	1,022,448
Univar Solutions, Inc.(1)	41,540	1,455,146
Watsco, Inc.	8,468	2,694,179
		$6,170,535
Security	Shares	Value
Water Utilities — 0.5%
Essential Utilities, Inc.	60,765	$ 2,652,392
		$ 2,652,392
Total Common Stocks (identified cost $414,494,801)		$547,562,803

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
SPDR S&P MidCap 400 ETF Trust(2)	12,000	$ 5,500,920
Total Exchange-Traded Funds (identified cost $4,901,059)		$ 5,500,920

Short-Term Investments — 2.2%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	7,840,319	$ 7,840,319
Total Affiliated Fund (identified cost $7,840,319)		$ 7,840,319
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(4)	2,536,532	$ 2,536,532
Total Securities Lending Collateral (identified cost $2,536,532)		$ 2,536,532

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(5)	$2,000	$ 1,936,393
Total U.S. Treasury Obligations (identified cost $1,932,777)		$ 1,936,393
Total Short-Term Investments (identified cost $12,309,628)		$ 12,313,244
Total Investments — 100.4% (identified cost $431,705,488)		$565,376,967

Other Assets, Less Liabilities — (0.4)%	$ (2,257,490)
Net Assets — 100.0%	$563,119,477

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $6,950,682 and the total market value of the collateral received by the Fund was $6,981,901, comprised of cash of $2,536,532 and U.S. government and/or agencies securities of $4,445,369.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	39	Long	6/16/23	$9,865,830	$166,915
					$166,915
During the fiscal year to date ended March 31, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
VP S&P MidCap 400® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $7,840,319, which represents 1.4% of the Fund’s net assets. Transaction in such investments by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,834,337	$16,749,914	$(25,743,932)	$ —	$ —	$7,840,319	$111,044	7,840,319

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$547,562,803(1)	$ —	$ —	$547,562,803
Exchange-Traded Funds	5,500,920	—	—	5,500,920
Short-Term Investments:
Affiliated Fund	7,840,319	—	—	7,840,319
Securities Lending Collateral	2,536,532	—	—	2,536,532
U.S. Treasury Obligations	—	1,936,393	—	1,936,393
Total Investments	$563,440,574	$1,936,393	$ —	$565,376,967
Futures Contracts	$166,915	$ —	$ —	$166,915
Total	$563,607,489	$1,936,393	$ —	$565,543,882

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.